Notes Payable (Narrative) (Details)	1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014 shares	Aug. 31, 2013 USD ($)	Jul. 31, 2013	Jan. 31, 2013	Aug. 31, 2012 $ / shares	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Aug. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 shares	Dec. 31, 2013 shares	Dec. 14, 2013	Jan. 10, 2013 USD ($)	Dec. 31, 2012 shares	Aug. 07, 2012 USD ($) shares	Oct. 20, 2011 USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount																				$ 950,000
Maturity date							Oct. 31, 2019
Reverse stock split, conversion ratio												0.4348
Warrant [Member]
Debt Instrument [Line Items]
Number of shares of common stock issuable through warrants | shares															20,549			20,549
Debt discount												$ 323,021
Number of shares issued from cashless exercise of warrant | shares	17,664
Secured Loan - Square 1 Bank [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding								$ 5,250,000		$ 5,250,000
Term of loan												42 months
Number of shares of common stock issuable through warrants | shares													52,695
Debt instrument, minimum interest rate										3.05%		3.05%
Debt instrument, maximum interest rate										6.30%		6.30%
Repayment of principal made during period								145,161	$ 145,161	$ 0	$ 0	$ 0
Interest paid during period								83,090	$ 0	181,520	$ 0	24,150
Exercise price of warrants | $ / shares													$ 4.27
Secured Loan - Square 1 Bank [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt discount												323,021	$ 323,021
Secured Loan - Square 1 Bank [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued from cashless exercise of warrant | shares	17,664
Secured Loan - Square 1 Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													$ 7,500,000
North Carolina Biotechnology Center Loan Agreement [Member]
Debt Instrument [Line Items]
Annual installments																5.00%
North Carolina Biotechnology Center Loan Agreement [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Warrant expiration date						Dec. 13, 2021
Loan And Security Agreement Tranche A [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																			$ 1,000,000
Accrues interest, annual																			6.00%
Accrues interest, monthly					3.00%
Term of loan					36 months
Periodic payments, frequency					Monthly
Loan And Security Agreement Term Loan B [Member]
Debt Instrument [Line Items]
Annual installments		5.00%											5.00%
Accrues interest, annual																			4.25%
Repayment of note payable and bank loan		$ 725,000
Loan And Security Agreement Term Loan B [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																			$ 225,000
Loan And Security Agreement [Member]
Debt Instrument [Line Items]
Number Of Warrants Post Reverse Stock Split			7,609
Number of shares of common stock issuable through warrants | shares														3,072
Loan And Security Agreement [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock shares purchased by warrant issued | shares																			17,500
Exercise price of warrants | $ / shares					$ 4.83
Warrant expiration date					Aug. 07, 2022
Loan And Security Agreement Second Amendment [Member]
Debt Instrument [Line Items]
Outstanding loan																	$ 200,000
Collateral amount																	200,000
Maturity date				Jan. 09, 2014
Loan And Security Agreement Second Amendment [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																	$ 200,000
Tranche 1 Loan [Member] | Secured Loan - Square 1 Bank [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													$ 1,500,000
Debt instrument, amount outstanding								1,500,000		1,500,000		1,500,000
Tranche 2 Loan [Member] | Secured Loan - Square 1 Bank [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													1,500,000
Debt instrument, amount outstanding								1,500,000		1,500,000		1,500,000
Tranche 3 Loan [Member] | Secured Loan - Square 1 Bank [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													2,250,000
Debt instrument, amount outstanding								$ 2,250,000		$ 2,250,000
Tranche 3 Loan [Member] | Secured Loan - Square 1 Bank [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													2,250,000
Tranche 4 Loan [Member] | Secured Loan - Square 1 Bank [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													2,250,000
Tranche 4 Loan [Member] | Secured Loan - Square 1 Bank [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													$ 2,250,000
Tranche 1 and 2 Loan [Member] | Secured Loan - Square 1 Bank [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding												$ 3,000,000